Description of business and significant accounting policies and practices (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013 Reportable_Segments	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments		2
Advertising expense		$ 46,000,000	$ 46,000,000	$ 43,000,000
Maximum length to maturity of a security, from the investment date, where it is classified as cash and cash equivalent		90 days
Length to maturity from the investment date of a security where the length of time is too short to be classified as a short-term investment		90 days
Consigned inventory		202,000,000	169,000,000
Gain (loss) on interest rate swap	$ 0